Material Accounting Policies - Summary of Estimated Useful Lives of the Intangible Asset (Details)	12 Months Ended
Dec. 31, 2022
Licenses and Other Rights
Significant Accounting Policies [Line Items]
Useful lives of Intangible asset	30 years
Donor Lists
Significant Accounting Policies [Line Items]
Useful lives of Intangible asset	10 years
Patents
Significant Accounting Policies [Line Items]
Useful lives of Intangible asset	20 years
Software
Significant Accounting Policies [Line Items]
Useful lives of Intangible asset	5 years